Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Off-balance sheet commitments	273,192	262,877
Commitments	815,474	844,770
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
– personal
Disclosure of financial assets [line items]
Commitments	240,395	236,551
– corporate and commercial
Disclosure of financial assets [line items]
Commitments	457,265	472,218
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	187,837	184,989
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,045,814	1,037,987
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	83,136	81,616
Debt securities
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	75,668	76,882
Gross carrying/nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	273,371	263,103
Gross carrying/nominal amount | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	2,676,167	2,584,710
Gross carrying/nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	187,837	184,989
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,057,231	1,052,477
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	478,337	460,809
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	513,539	527,088
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	65,355	64,580
Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	83,153	81,658
Gross carrying/nominal amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	880,351	772,408
Gross carrying/nominal amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	347,203	399,717
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(179)	(226)
Allowance for ECL | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(12,068)	(15,566)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(11,417)	(14,490)
Allowance for ECL | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(3,103)	(4,731)
Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(8,204)	(9,494)
Allowance for ECL | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(110)	(265)
Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(17)	(42)
Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(193)	(175)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(96)	(141)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	654,991	677,308
Financial assets and off-balance sheet loan commitments	2,664,099	2,569,144
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	345,173	391,762
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	627,258	659,049
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	27,733	18,259
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,045,814	1,037,987
IFRS 9 | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	475,234	456,078
IFRS 9 | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	505,335	517,594
IFRS 9 | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	65,245	64,315
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	83,136	81,616
IFRS 9 | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	880,158	772,233
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	403,018	304,481
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	4,136	4,094
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	42,578	40,420
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	241,648	230,628
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	345,173	391,762
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets [line items]
Financial assets	2,020,735	1,906,543
Off-balance sheet commitments	655,432	678,167
Financial assets and off-balance sheet loan commitments	2,676,167	2,584,710
IFRS 9 | Gross carrying/nominal amount | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	345,269	391,903
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	627,637	659,783
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	239,685	236,170
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	283,625	299,802
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	104,327	123,811
IFRS 9 | Gross carrying/nominal amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	27,795	18,384
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,130	900
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	22,355	12,946
IFRS 9 | Gross carrying/nominal amount | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	4,310	4,538
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,057,231	1,052,477
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,057,231	1,052,477
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
Financial assets	478,337	460,809
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	478,337	460,809
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
Financial assets	513,539	527,088
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	513,539	527,088
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of financial assets [line items]
Financial assets	65,355	64,580
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	65,355	64,580
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	83,153	81,658
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	83,153	81,658
IFRS 9 | Gross carrying/nominal amount | Other
Disclosure of financial assets [line items]
Financial assets	880,351	772,408
IFRS 9 | Gross carrying/nominal amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	880,351	772,408
IFRS 9 | Gross carrying/nominal amount | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	403,022	304,486
IFRS 9 | Gross carrying/nominal amount | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	4,136	4,094
IFRS 9 | Gross carrying/nominal amount | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	42,578	40,420
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	42,421	61,716
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	241,648	230,628
IFRS 9 | Gross carrying/nominal amount | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	97,364	88,719
IFRS 9 | Gross carrying/nominal amount | Prepayments, accrued income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	91,603	104,061
IFRS 9 | Gross carrying/nominal amount | Prepayments, accrued income and other assets | Financial assets at amortised cost, category | Assets held for sale
Disclosure of financial assets [line items]
Financial assets	2,424
IFRS 9 | Gross carrying/nominal amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	345,269	391,903
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(11,627)	(14,707)
Off-balance sheet commitments	(441)	(859)
Financial assets and off-balance sheet loan commitments	(12,068)	(15,566)
IFRS 9 | Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(96)	(141)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(379)	(734)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	(39)	(40)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(325)	(650)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(15)	(44)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(62)	(125)
IFRS 9 | Allowance for ECL | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	(1)
IFRS 9 | Allowance for ECL | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(58)	(114)
IFRS 9 | Allowance for ECL | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(4)	(10)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	(11,417)	(14,490)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(11,417)	(14,490)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
Financial assets	(3,103)	(4,731)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(3,103)	(4,731)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
Financial assets	(8,204)	(9,494)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(8,204)	(9,494)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of financial assets [line items]
Financial assets	(110)	(265)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(110)	(265)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	(17)	(42)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(17)	(42)
IFRS 9 | Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	(193)	(175)
IFRS 9 | Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(193)	(175)
IFRS 9 | Allowance for ECL | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(4)	(5)
IFRS 9 | Allowance for ECL | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(62)	(80)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(127)	(90)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Financial assets at amortised cost, category | Assets held for sale
Disclosure of financial assets [line items]
Financial assets	(39)
IFRS 9 | Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	$ (96)	$ (141)